Summary of Significant Accounting Policies - Disclosure of Estimated Useful Lives of Property Plant and Equipment (Details)	12 Months Ended
Mar. 31, 2025
Laboratory Equipment
Disclosure of reclassifications or changes in presentation [line items]
Estimated useful lives	5 years
Computer Equipment
Disclosure of reclassifications or changes in presentation [line items]
Estimated useful lives	3 years
Capitalized Software
Disclosure of reclassifications or changes in presentation [line items]
Estimated useful lives	3 years